                       SUPPLEMENT DATED JANUARY 1, 2001
                                      TO
                      PROSPECTUSES DATED NOVEMBER 1, 2000

This supplement is intended to be distributed with prospectuses dated November 1, 2000 for "Flex V1," "Flex V2," "Medallion Variable Life" and "Medallion Variable Life - IS," variable life insurance policies and "Marketplace Variable Annuity," "Patriot Variable Annuity," "Accommodator Variable Annuity" and "Accommodator 2000 Variable Annuity" variable annuity contracts issued prior to January 1, 2001 by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company.

                             --------------------

     . The "Mid Cap Value Fund" has been renamed the "Large/Mid Cap Value II Fund." "Large/Mid Cap Value II Fund" replaces "Mid Cap Value Fund" wherever shown in the prospectus. The Large/Mid Cap Value II Fund is managed by Wellington Management Company, LLP.

THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS SUPPLEMENT DATED JANUARY 1,
----------------------------------------------------------------------------
2001 FOR THE JOHN HANCOCK VARIABLE SERIES TRUST I THAT CONTAINS DETAILED
------------------------------------------------------------------------
INFORMATION ABOUT THE LARGE/MID CAP VALUE II FUND. BE SURE TO READ THAT
-----------------------------------------------------------------------
PROSPECTUS SUPPLEMENT BEFORE SELECTING THE LARGE/MID CAP VALUE II FUND AS AN
----------------------------------------------------------------------------
INVESTMENT OPTION.
------------------